Expense Example, No Redemption (Vanguard Total Bond Market Index Fund ETF)	Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90